Contract Assets - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of contract assets [line items]
Contract Assets	¥ 604	¥ 474	¥ 478
Third parties [member]
Disclosure of contract assets [line items]
Contract Assets	555	447
China Telecom Group [member]
Disclosure of contract assets [line items]
Contract Assets	¥ 49	¥ 27